Segmented Reporting - Summary of Segment Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	CAD 6,502	CAD 6,529
Purchased power	3,427	3,450
Operation, maintenance and administration	1,043	1,130
Depreciation and amortization	769	757
Income (loss) before financing charges and income taxes	1,263	1,192
Capital investments	1,691	1,662
Total assets	25,310	24,169
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,587	1,536
Operation, maintenance and administration	410	415
Depreciation and amortization	390	374
Income (loss) before financing charges and income taxes	787	747
Capital investments	988	943
Total assets	13,083	12,045
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,915	4,949
Purchased power	3,427	3,450
Operation, maintenance and administration	613	633
Depreciation and amortization	379	380
Income (loss) before financing charges and income taxes	496	486
Capital investments	703	711
Total assets	9,393	9,200
Other [Member]
Segment Reporting Information [Line Items]
Revenues		44
Operation, maintenance and administration	20	82
Depreciation and amortization		3
Income (loss) before financing charges and income taxes	(20)	(41)
Capital investments		8
Total assets	CAD 2,834	CAD 2,924